Summary of Significant Accounting Policies - Goodwill (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
SHAPEWAYS, INC
Goodwill
Impairment of goodwill	$ 0	$ 0	$ 0